SUPPLEMENTAL CASH FLOW INFORMATION (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisition of property and equipment - Credited to trade payables	Rp 5,723	Rp 5,175	Rp 5,459
Acquisition of property and equipment - Borrowing cost capitalization	52	160	99
Addition of right-of-use assets - Credited to lease liabilities	6,597	4,308	2,969
Acquisition of intangible assets: Credited to trade payables	Rp 501	Rp 341	Rp 684